Income Taxes - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	¥ 304,161	¥ 206,471	¥ 90,979
Additions	36,061	103,399	137,122
Reversals	(21,900)	(5,709)	(21,630)
Ending balance	¥ 318,322	¥ 304,161	¥ 206,471